Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Total revenues	$ 183	$ 122
Operating expenses:
Research and development	2,983	4,266
General and administrative	7,121	7,602
Total operating expenses	10,104	11,868
Loss from operations	(9,921)	(11,746)
Other (expense) income:
Other income	3,556
Change in fair value of Forward Purchase Agreement asset	(339)
Change in fair value of SEPA put rights asset	(312)
Change in fair value of embedded derivative liability	(11)
Gain on extinguishment of accrued liabilities	173
Interest income	9	63
Interest expense	(387)	(23)
Total other income, net	2,689	40
Net loss	(7,232)	(11,706)
Deemed dividend resulting from the warrant down round	(10,177)
Net loss attributable to common stockholders	$ (17,409)	$ (11,706)
Loss per share
Basic and diluted (in Dollars per share)	$ (0.74)	$ (0.61)
Diluted (in Dollars per share)	$ (0.74)	$ (0.61)
Weighted average shares outstanding - basic and diluted (in Shares)	23,409,969	19,133,313
Weighted average shares outstanding - Diluted (in Shares)	23,409,969	19,133,313
Research and development services
Revenue:
Total revenues	$ 183
Collaboration revenue
Revenue:
Total revenues		99
Royalty
Revenue:
Total revenues		$ 23